PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 28,	February 28,
	2022	2023

Accounts receivables	$25,567	$44,825
Prepaid VAT (1)	24,326	13,769
Prepayments to suppliers (2)	17,635	18,887
Loans to third-parties (3)	16,749	12,163
Prepaid rental and related fees(4)	12,660	3,059
Interest receivable	8,695	16,461
Other deposits	3,900	2,406
Loan to employees, current portion (5)	2,432	382
Staff advances (6)	1,914	2,102
Receivables of withholding tax for employees related to share incentive plan (7)	806	3,197
Others	8,069	8,235

	$122,753	$125,486
(1)	Prepaid VAT represents input VAT from the purchase of goods and services.
(2)	Prepayments to suppliers are primarily for prepaid operating expenses.
(3)	Balances represent short-term loans to third-parties as well as loans reclassified from non-current assets.
(4)	Balances include prepaid rental where lease term not yet commenced and rental deposit receivables from leases that have been terminated.
(5)	The Group offered housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of property purchases. Each loan has a term of four years and must be repaid by equal annual installments.
(6)	Advances were made to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.
(7)	The receivable represents the withholding tax upon the vesting of non-vested shares or exercise of options that the employees agreed to repay the Group with the proceeds of shares sold subsequent to the option exercise through the Group’s broker.